Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
CIK	dei_EntityCentralIndexKey	0000203142
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 02, 2020
Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2020
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A